GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Jul. 26, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 37,066	$ 31,506	$ 20,163
Accumulated deficit	308,242	270,965
Net cash used in operating activities	$ 30,658	$ 19,819	$ 25,607
Research and Development Collaboration and Licensing Agreement
Upfront payment received				$ 10,000
Potential milestone compensation				500,000
Potential milestone compensation company is now eligible for					$ 250,000
Preclinical milestone compensation				$ 30,000